                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5320

                        Van Kampen Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)


PAR
AMOUNT
(000)              DESCRIPTION                                                   COUPON             MATURITY                VALUE

                   MUNICIPAL BONDS  154.9%
                   ALABAMA  1.7%
 $     3,660       Alabama St Brd Ed Rev & Impt Southn Univ St Cmnty Rfdg
                   (MBIA Insd) (a)                                                  5.250%          07/01/20         $  3,944,345
       1,000       Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                        5.000           01/01/24            1,019,090
                                                                                                                  ---------------
                                                                                                                        4,963,435
                                                                                                                  ---------------

                   ALASKA    3.0%
       2,000       Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                 5.000           12/01/30            2,053,100
       1,250       Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                 5.250           12/01/34            1,315,237
       3,650       Alaska St Intl Arpt Rev Ser B (AMBAC Insd)                       5.250           10/01/27            3,845,165
       1,575       Matanuska-Susitna Boro, AK Ctf Part Pub Safety Bldg Lease
                   (FSA Insd)                                                       5.750           03/01/16            1,720,719
                                                                                                                  ---------------
                                                                                                                        8,934,221
                                                                                                                  ---------------

                   ARIZONA    0.4%
       1,000       Arizona Hlth Fac Auth Hosp John C Lincoln Hlth Network           6.375           12/01/37            1,079,190
                                                                                                                  ---------------

                   CALIFORNIA   14.3%
       2,735       Anaheim, CA Pub Fin Auth Rev Elec Sys Dist Fac Ser A (FSA
                   Insd)                                                            5.000           10/01/31            2,808,107
       2,500       California St (AMBAC Insd)                                       5.000           04/01/21            2,593,350
       4,500       California St (AMBAC Insd)                                       5.125           10/01/27            4,657,995
       1,000       California St Dept Wtr Res Ctr Wtr Sys Ser X (FGIC Insd)         5.000           12/01/29            1,032,380
       1,000       California St Dept Wtr Res Pwr Ser A                             6.000           05/01/15            1,134,790
       1,000       California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                5.500           05/01/16            1,106,490
       2,500       California St Dept Wtr Res Pwr Ser A (AMBAC Insd) (b)            5.375           05/01/18            2,715,800
       5,000       California St Univ Rev & Co Systemwide Ser A (AMBAC Insd)        5.000           11/01/33            5,134,700
       5,000       Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev (Escrowed
                   to Maturity) (MBIA Insd)                                             *           09/01/17            2,330,300
       1,500       Long Beach, CA Bd Fin Auth Rev Redev Hsg & Gas Util Fin
                   Ser A-1 (AMBAC Insd)                                             5.000           08/01/35            1,539,495
       4,000       Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC Insd)                 5.125           07/01/40            4,091,800
       2,000       Los Angeles, CA Wtr & Pwr Rev Pwr Sys Ser B (FSA Insd)           5.000           07/01/28            2,056,340
       1,500       Metropolitan Wtr Dist Southn CA Auth Ser B 1 (FGIC Insd)         5.000           10/01/33            1,548,750


       3,000
                   Orange Cnty, CA Wtr Dist Rev Ser B (MBIA Insd)                   5.000           08/15/22            3,139,050
       1,750       Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj
                   Ser A (MBIA Insd)                                                5.500           11/01/35            1,915,672
       3,200       San Jose, CA Fin Auth Lease Civic Ctr Proj Ser B (AMBAC
                   Insd)                                                            5.000           06/01/32            3,267,584
       1,000       Santa Clara Cnty, CA Brd Ed Rfdg (MBIA Insd)                     5.000           04/01/25            1,032,940
                                                                                                                   --------------
                                                                                                                       42,105,543
                                                                                                                   --------------

                   COLORADO    3.3%
       1,500       Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj
                   (Prerefunded @ 08/31/05)                                         7.000           08/31/26            1,573,485
       3,405       Colorado Ed & Cultural Fac Impt Charter Sch Rfdg (XLCA
                   Insd)                                                            5.250           12/01/23            3,592,650
       2,325       Colorado Ed & Cultural Fac Student Hsg Univ Colo Fndtn
                   Proj (AMBAC Insd)                                                5.000           07/01/32            2,380,893
       1,000       Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser
                   A (Escrowed to Maturity)                                         5.500           03/01/32            1,086,400
       1,000       El Paso Cnty, CO Ctf Part Detention Fac Proj Ser B (AMBAC
                   Insd)                                                            5.375           12/01/18            1,085,970
                                                                                                                   --------------
                                                                                                                        9,719,398
                                                                                                                   --------------

                   CONNECTICUT    1.0%
       1,750       Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt Ser A
                   (AMT) (ACA Insd)                                                 6.600           07/01/24            1,878,992
       1,000       Hartford, CT Pkg Sys Rev Ser A (Prerefunded @ 7/1/10)            6.500           07/01/25            1,142,410
                                                                                                                   --------------
                                                                                                                        3,021,402
                                                                                                                   --------------

                   DISTRICT OF COLUMBIA 1.0%
       2,775
                   District of Columbia Hosp Rev Medlantic Hlthcare Ser A
                   Rfdg (Escrowed to Maturity) (MBIA Insd)                          5.250           08/15/12            2,926,154
                                                                                                                  ---------------

                   FLORIDA    10.9%
       2,500
                   Brevard Cnty, FL Sch Brd Ctf Ser B Rfdg (FGIC Insd)              5.000           07/01/21            2,624,800
       2,000
                   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                 5.950           07/01/20            2,037,600
       1,700       Florida St Brd Ed Pub Ed Ser A                                   5.000           06/01/32            1,748,195
       2,000       Florida St Dept Environmental Prot Preservtn Rev Ser A
                   (FGIC Insd)                                                      5.750           07/01/10            2,225,640
       2,295       Florida St Dept Trans Tpk Rev Ser A                              5.000           07/01/29            2,379,640
       2,420       Florida St Muni Ln Council Rev Ser A (MBIA Insd) (a)             5.000           02/01/24            2,520,043
       1,745       Hillsborough Cnty, FL Port Dist Tampa Port Auth Proj Ser
                   A (AMT) (MBIA Insd)                                              5.375           06/01/27            1,841,882
       1,000       Jea, FL Elec Sys Rev Ser 3 Ser A (Prerefunded @ 10/01/07)        5.500           10/01/41            1,062,140
       1,000       Marion Cnty, FL Sch Brd Ctf (FSA Insd)                           5.250           06/01/18            1,074,260
       1,500       Miami Beach, FL Stormwtr Rev (FGIC Insd)                         5.250           09/01/25            1,586,775
       1,720       Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AMT)
                   (FGIC Insd)                                                      5.375           10/01/32            1,793,444
       3,000
                   Orange Cnty, FL Sch Brd Ctf Part Ser A (AMBAC Insd)              5.250           08/01/14            3,274,980
       4,000
                   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC Insd)                 5.625           10/01/14            4,358,880


       2,000
                   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC Insd)                 5.500           10/01/31            2,141,980
       1,115       Tallahassee, FL Lease Rev FL St Univ Proj Ser A (MBIA
                   Insd) (a)                                                        5.500           08/01/19            1,220,836
                                                                                                                  ---------------
                                                                                                                       31,891,095
                                                                                                                  ---------------

                   GEORGIA    6.0%
       1,000       Clayton Cnty & Clayton Cnty, GA Wtr Auth Wtr & Swr Rev           5.000           05/01/21            1,056,330
       4,023       Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost
                   $4,023,144) (c)                                                  7.250           06/15/10            4,160,454
       2,635
                   Georgia Muni Elec Auth Pwr Rev Ser A (MBIA Insd)                 6.500           01/01/20            3,264,765
       3,000       Georgia Muni Elec Auth Pwr Rev Ser B Rfdg (FGIC Insd)            6.250           01/01/17            3,582,480
       2,000       Municipal Elec Auth GA Combustion Turbine Proj Ser A
                   (MBIA Insd)                                                      5.250           11/01/22            2,140,740
         800
                   Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys Inc              6.700           07/01/16              814,896
       2,500
                   Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys Inc              6.500           07/01/27            2,474,450
                                                                                                                  ---------------
                                                                                                                       17,494,115
                                                                                                                  ---------------

                   ILLINOIS    14.2%
       4,000       Chicago, IL Brd Ed Chicago Sch Reform Ser A (AMBAC Insd)         5.250           12/01/27            4,165,560
       1,400       Chicago, IL Brd Ed Ser A (MBIA Insd)                             5.500           12/01/28            1,512,308
       1,500       Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C 2
                   Rfdg (AMT) (FSA Insd)                                            5.250           01/01/30            1,553,610
       1,500       Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C-2
                   Rfdg (AMT) (XLCA Insd)                                           5.250           01/01/34            1,551,450
       1,000       Chicago, IL O'Hare Intl Arpt Rev Second Lien Passenger
                   Fac Ser B (AMBAC Insd)                                           5.500           01/01/16            1,085,560
       1,000       Chicago, IL Proj Ser C Rfdg (FGIC Insd)                          5.750           01/01/14            1,111,510
       1,000       Chicago, IL Proj Ser C Rfdg (FGIC Insd)                          5.750           01/01/15            1,105,950
       4,895       Chicago, IL Pub Bldg Comm Bldg Rev Ser A (Escrowed to
                   Maturity) (MBIA Insd)                                                *           01/01/07            4,652,061
       1,000       Chicago, IL Ser B Rfdg (AMBAC Insd)                              5.125           01/01/15            1,080,050
       2,000
                   Chicago, IL Wastewtr Transmission Rev Second Lien
                   (Prerefunded @ 01/01/10) (MBIA Insd)                             5.750           01/01/25            2,232,200
       1,960
                   Cook Cnty, IL Cmnty Cons Sch Dist (FSA Insd) (a)                 5.500           12/01/13            2,185,890
       1,000       Cook Cnty, IL Ser A (FGIC Insd)                                  5.500           11/15/31            1,074,180
       3,230       Cook Cnty, IL Ser A Rfdg (MBIA Insd)                             5.625           11/15/16            3,452,644
       2,310       Illinois Dev Fin Auth Rev Adventist Hlth Ser A (MBIA Insd)       5.500           11/15/13            2,550,379
       2,500       Illinois Dev Fin Auth Rev Adventist Hlth Ser A (MBIA Insd)       5.500           11/15/15            2,754,200
       1,335       Illinois Dev Fin Auth Rev Bradley Univ Proj (Prerefunded
                   @ 08/01/09) (AMBAC Insd)                                         5.375           08/01/24            1,461,772
       2,000       Illinois Ed Fac Auth Rev Lewis Univ                              6.125           10/01/26            1,976,480
       1,500       Illinois St First Ser (FGIC Insd)                                5.375           11/01/14            1,639,890
       1,900       Kendall, Kane & Will Cntys, IL Cmnty Unit Sch Dist No.
                   308 Ser B (FGIC Insd)                                            5.250           10/01/21            2,037,446
       1,250       Sangamon Cnty, IL Ctf Part                                      10.000           12/01/06            1,388,450
       1,000       Schaumburg, IL Ser B (FGIC Insd)                                 5.000           12/01/41            1,015,650



                                                                                                                  ---------------
                                                                                                                       41,587,240
                                                                                                                  ---------------

                   INDIANA    3.4%
       2,420
                   Brownsburg, IN Sch Bldg Corp First Mtg Brownsburg Cmnty
                   Sch (Prerefunded @ 2/1/10) (MBIA Insd)                           5.550           02/01/24            2,628,677
       1,000
                   Clark Pleasant, IN Cmnty Sch First Mtg (AMBAC Insd)              5.500           07/15/18            1,091,760
       4,000       Indiana Hlth Fac Fin Auth Rev Deaconess Hosp Ser A (AMBAC
                   Insd)                                                            5.375           03/01/34            4,248,560
       2,000       Indiana Trans Fin Auth Toll Rfdg (AMBAC Insd)                    5.375           07/01/09            2,099,720
                                                                                                                  ---------------
                                                                                                                       10,068,717
                                                                                                                  ---------------

                   KANSAS    2.7%
       3,810       Kansas St Dev Fin Auth Rev KS Proj Ser N (AMBAC Insd) (a)        5.250           10/01/22            4,030,447
       1,250
                   Kansas St Dev Fin Auth Rev KS St Proj (AMBAC Insd)               5.500           03/01/16            1,364,725
       2,235       Sedgwick Cnty, KA Uni Sch Dist No. 259 Wichita (MBIA Insd)       5.500           09/01/11            2,467,440
                                                                                                                  ---------------
                                                                                                                        7,862,612
                                                                                                                  ---------------

                   KENTUCKY   0.8%
       2,190       Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl
                   Arpt Ser A Rfdg (AMT) (MBIA Insd)                                6.250           03/01/09            2,389,925
                                                                                                                  ---------------

                   LOUISIANA    4.0%
       4,395       Ernest N Morial New Orleans LA Sr Sub Ser A (AMBAC Insd)         5.250           07/15/22            4,712,055
       3,000       Lafayette, LA Util Rev (MBIA Insd)                               5.250           11/01/21            3,227,910
         995       Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg (AMT)
                   (GNMA Collateralized)                                            5.375           10/20/39            1,011,338
       2,580       Louisiana Loc Govt Environmental Rev Southeastn LA
                   Student Hsg A (MBIA Insd)                                        5.250           08/01/21            2,761,529
                                                                                                                  ---------------
                                                                                                                       11,712,832
                                                                                                                  ---------------

                   MARYLAND    1.0%
       2,180       Baltimore, MD Cap Apprec Ser A (FGIC Insd)                           *           10/15/09            1,690,786
       1,325       Maryland St Hlth & Higher Ed Fac Auth Rev Civista Med Ctr
                   (Radian Insd)                                                    5.000           07/01/37            1,344,504
                                                                                                                  ---------------
                                                                                                                        3,035,290
                                                                                                                  ---------------

                   MASSACHUSETTS 3.1%
       4,000       Massachusetts St Cons Ln Ser B (Prerefunded @ 03/01/12)
                   (FSA Insd)                                                       5.500           03/01/17            4,415,680
       1,500       Massachusetts St Fed Hwy Gnt Antic Nt Ser A                      5.750           06/15/15            1,651,020
       1,000
                   Massachusetts St Indl Fin Agy Rev Higher Ed Hampshire
                   College Proj (Prerefunded @ 10/01/07)                            5.625           10/01/12            1,077,430
       2,000       Massachusetts St Spl Oblig Dedicated Tax Rev (FGIC Insd)         5.000           01/01/34            2,064,960
                                                                                                                  ---------------
                                                                                                                        9,209,090
                                                                                                                  ---------------

                   MICHIGAN    2.8%
       1,000
                   Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC Insd)                 5.750           01/01/13            1,106,060


       1,180       Hillsdale, MI Hosp Fin Auth Hosp Rev Hillsdale Cmnty Hlth
                   Ctr                                                              5.750           05/15/18            1,200,709
       1,000
                   Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser A (d)                6.000           07/01/35            1,061,870
       1,000       Michigan St Strategic Fd Detroit Edison Co Proj C Rfdg
                   (AMT) (XLCA Insd)                                                5.450           12/15/32            1,048,340
       2,500       Michigan St Strategic Fd Detroit Edison Conv Rfdg (AMBAC
                   Insd)                                                            4.850           09/01/30            2,619,850
       1,000       Michigan St Strategic Fd Detroit Edison Pollutn Ctl Ser B
                   Rfdg (AMT)                                                       5.650           09/01/29            1,042,440
                                                                                                                  ---------------
                                                                                                                        8,079,269
                                                                                                                  ---------------

                   MISSISSIPPI    0.5%
       1,500       Mississippi Hosp Equip & Fac MS Baptist Med Ctr Rfdg
                   (MBIA Insd)                                                      6.000           05/01/13            1,534,155
                                                                                                                  ---------------

                   MISSOURI  1.8%
       1,250       Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr
                   Svcs Heisinger Proj                                              5.500           02/01/35            1,284,212
       2,720       Platte Cnty, MO Neighborhood Impt Parkville B (MBIA Insd)        5.000           02/01/22            2,824,747
       1,250       Saint Charles, MO Ctf Part Ser B                                 5.500           05/01/18            1,316,987
                                                                                                                  ---------------
                                                                                                                        5,425,946
                                                                                                                  ---------------

                   NEBRASKA  1.1%
       3,025
                   Nebraska Pub Pwr Dist Gen Ser A (AMBAC Insd)                     5.000           01/01/35            3,114,419
                                                                                                                  ---------------

                   NEVADA  4.2%
       4,000
                   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)             5.000           07/01/36            4,079,880
       5,165       Clark Cnty, NV Bd Bk (MBIA Insd)                                 5.000           06/01/32            5,268,455
       3,000       Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A
                   (AMT) (AMBAC Insd)                                               5.250           07/01/34            3,107,130
                                                                                                                  ---------------
                                                                                                                       12,455,465
                                                                                                                  ---------------

                   NEW JERSEY  5.7%
       1,000       Bergen Cnty, NJ Impt Auth Sch Wyckoff Twp Brd Ed Proj            5.000           04/01/32            1,042,770
       3,000       Casino Reinv Dev Auth NJ Hotel Room Fee Rev (AMBAC Insd)         5.250           01/01/22            3,241,830
       1,200       New Jersey Econ Dev Auth Rev Cigarette Tax                       5.750           06/15/29            1,261,584
       1,500       New Jersey Econ Dev Auth Rev Motor Vehicle Sur Rev Ser A
                   (MBIA Insd)                                                      5.000           07/01/23            1,571,760
       1,835       New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC
                   Insd)                                                            5.250           09/01/21            1,967,138
       3,000       New Jersey St Tpk Auth Tpk Rev Ser C-1 (AMBAC Insd)              5.000           01/01/35            3,040,260
       2,000       New Jersey St Trans Corp Ctf Fed Trans Admin Gnts Ser A
                   (AMBAC Insd)                                                     5.500           09/15/13            2,222,180
       2,095
                   New Jersey St Trans Tr Fd Auth Trans Sys Ser A                   5.750           06/15/17            2,388,489
                                                                                                                  ---------------
                                                                                                                       16,736,011
                                                                                                                  ---------------

                   NEW YORK  18.0%


       3,000
                   Metropolitan Trans Auth NY Ser A Rfdg (AMBAC Insd)               5.500           11/15/18            3,314,760
       2,500
                   Metropolitan Trans Auth NY Ser A Rfdg (FGIC Insd)                5.250           11/15/31            2,636,375
       2,500       Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A
                   (Prerefunded @ 11/15/10)                                         5.750           11/15/13            2,808,450
       5,700
                   New York City Muni Wtr Fin Auth Ser A (FSA Insd)                 5.375           06/15/17            6,210,264
       4,500       New York City Ser B (AMBAC Insd)                                 7.250           08/15/07            4,935,105
         445       New York City Ser C                                              7.000           08/15/08              446,575
       1,000       New York City Ser H                                              5.750           03/15/13            1,096,070
       6,930
                   New York City Trans Auth Trans Fac Livingston Plaza Proj
                   Rfdg (Escrowed to Maturity) (FSA Insd)                           5.400           01/01/18            7,705,606
       3,000       New York City Transitional Fin Auth Rev Future Tax Secd
                   Ser A Rfdg (e)                                            5.500/14.000           11/01/26            3,287,700
       3,000       New York St Dorm Auth Rev Hosp (MBIA Insd)                       5.000           08/01/33            3,095,790
       2,000       New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D (MBIA
                   Insd)                                                            5.500           10/01/17            2,209,780
       2,500       New York, City Ser E (FSA Insd)                                  5.000           11/01/20            2,639,200
       3,000       New York, NY City Muni Wtr Fin Auth Wtr & Sew Sys Rev Ser
                   A (AMBAC Insd)                                                   5.000           06/15/35            3,082,080
       2,680
                   Port Auth NY & NJ Cons 119th Ser (AMT) (FGIC Insd)               5.500           09/15/17            2,792,346
       2,500
                   Sales Tax Asset Receivable Corp Ser A (MBIA Insd)                5.000           10/15/23            2,634,700
       3,750       Triborough Brdg & Tunl Auth NY Ser E Rfdg (MBIA Insd)            5.000           11/15/32            3,856,275
                                                                                                                  ---------------
                                                                                                                       52,751,076
                                                                                                                  ---------------

                   NORTH CAROLINA  5.7%
       2,000       Charlotte, NC Ctf Part Convention Fac Proj Ser A Rfdg            5.500           08/01/19            2,188,600
       3,000       North Carolina Eastern Muni Pwr Agy Pwr Sys Rev Ser D            6.750           01/01/26            3,328,140
      10,000       North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg
                   (MBIA Insd)                                                      6.000           01/01/12           11,346,100
                                                                                                                  ---------------
                                                                                                                       16,862,840
                                                                                                                  ---------------

                   OHIO  3.9%
       1,000       Cleveland, OH Muni Sch Dist (FSA Insd)                           5.250           12/01/23            1,067,770
       3,000       Columbus, OH City Sch Dist Sch Fac Constr & Impt (FSA
                   Insd)                                                            5.250           12/01/22            3,224,520
       1,000
                   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                   7.500           01/01/30            1,117,870
       2,660       Licking Heights, OH Loc Sch Dist (FGIC Insd)                     5.250           12/01/23            2,844,418
       1,000       Lorain Cnty, OH Hosp Rev Catholic Hlthcare                       5.375           10/01/30            1,033,630
       2,000       Lorain, OH City Sch Dist Classroom Fac Impt (MBIA Insd)          5.250           12/01/20            2,160,560
                                                                                                                  ---------------
                                                                                                                       11,448,768
                                                                                                                  ---------------

                   OKLAHOMA  0.4%
       1,000
                   Central, OK Trans & Pkg Auth Pkg Sys (AMBAC Insd)                5.000           07/01/18            1,052,740
                                                                                                                  ---------------

                   OREGON  2.5%


       1,000       Clackamas Cnty, OR Sch Dist                                      5.500           06/01/10            1,100,830
       1,350
                   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                 5.250           07/01/22            1,447,092
       2,060       Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                      5.250           11/01/17            2,215,427
       1,250       Portland, OR Cmnty College Dist Ser B                            5.250           06/01/12            1,358,187
       1,135       Portland, OR Swr Sys Rev Second Lien Ser A Rfdg (FSA Insd)       5.250           06/01/19            1,222,543
                                                                                                                  ---------------
                                                                                                                        7,344,079
                                                                                                                  ---------------

                   PENNSYLVANIA  9.4%
       1,500       Allegheny Cnty, PA San Auth Swr (MBIA Insd)                      5.500           12/01/30            1,627,515
         575       Allegheny Cnty, PA Ser C-53 Rfdg (FGIC Insd)                     5.500           11/01/14              630,539
         425       Allegheny Cnty, PA Ser C-53 Rfdg (Prerefunded @ 5/1/11)
                   (FGIC Insd)                                                      5.500           11/01/14              470,194
       1,000
                   Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)                   5.375           09/15/15            1,092,250
       2,000       Harrisburg, PA Auth Res Gtd Sub Ser D-2 (Variable Rate
                   Coupon) (FSA Insd)                                               5.000           12/01/33            2,136,400
       1,200       Harrisburg, PA Cap Apprec Nt Ser F Rfdg (AMBAC Insd)                 *           09/15/14              790,908
       1,000       Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A       6.250           01/15/18            1,119,550
       2,600       Philadelphia, PA Auth Indl Ser B (FSA Insd)                      5.500           10/01/16            2,863,354
       2,400       Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance Fourth
                   Ser (FSA Insd)                                                   5.250           08/01/22            2,543,472
       1,290       Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGC Insd)           5.250           08/01/19            1,367,529
       4,570       Pittsburgh, PA Ser A (AMBAC Insd)                                5.500           09/01/16            4,991,994
       2,000       Ridley Park, PA Hosp Auth Rev Taylor Hosp Ser A (Escrowed
                   to Maturity)                                                     6.000           12/01/13            2,222,740
       5,600       State Pub Sch Bldg Auth PA Sch Rev Lease Philadelphia Sch
                   Dist Proj (FSA Insd)                                             5.000           06/01/33            5,733,504
                                                                                                                  ---------------
                                                                                                                       27,589,949
                                                                                                                  ---------------

                   RHODE ISLAND  0.7%
       2,000       Rhode Island Clean Wtr Fin Revolving Fd Pooled Ln Assn
                   Ser A                                                            5.000           10/01/21            2,107,440
                                                                                                                  ---------------

                   SOUTH CAROLINA  1.6%
       1,000       Chesterfield Cnty, SC Sch Dist (FSA Insd)                        5.375           03/01/18            1,082,650
       2,300       Medical Univ SC Hosp Auth Facs FHA Insd Mtg Ser A Rfdg
                   (MBIA Insd)                                                      5.250           08/15/25            2,427,006
       1,000       South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co
                   Proj Ser A (AMBAC Insd)                                          5.200           11/01/27            1,047,000
                                                                                                                  ---------------
                                                                                                                        4,556,656
                                                                                                                  ---------------

                   SOUTH DAKOTA  0.3%
         875       Deadwood, SD Ctf Part (ACA Insd)                                 6.375           11/01/20              931,420
                                                                                                                  ---------------

                   TENNESSEE  1.7%
       2,000       Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn
                   St Hlth Ser A Rfdg (MBIA Insd)                                   7.500           07/01/25            2,483,060
       2,500       Memphis, TN (Prerefunded @ 10/01/06)                             5.250           10/01/14            2,617,300
                                                                                                                  ---------------
                                                                                                                        5,100,360
                                                                                                                  ---------------

                   TEXAS  13.5%


       2,050       Austin, TX Wtr & Wastewtr Rfdg (MBIA Insd)                       5.750           05/15/12            2,249,978
       1,000       Austin, TX Wtr & Wastewtr Rfdg (MBIA Insd)                       5.250           11/15/19            1,070,020
         300       Brazos Cnty, TX Hlth Fac Dev Oblig Grp                           5.375           01/01/32              304,260
       1,430       Cameron Cnty, TX Ctf Oblig (AMBAC Insd) (a)                      5.750           02/15/15            1,558,528
       1,500       Corpus Christi,TX Util Sys Rev Impt Rfdg (Prerefunded @
                   07/15/12) (FSA Insd)                                             5.250           07/15/19            1,644,450
       1,000       Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare Ser A          6.375           06/01/29            1,100,150
       2,000       Harris Cnty, TX Perm Impt & Rfdg                                 5.000           10/01/11            2,084,120
       4,820       Harris Cnty, TX Toll Rd (Prerefunded @ 08/15/09) (AMBAC
                   Insd)                                                                *           08/15/18            2,237,299
       1,000       Harris Cnty, TX Toll Rd (Prerefunded @ 08/15/09) (AMBAC
                   Insd)                                                                *           08/15/21              377,600
       2,000       Harris Cnty, TX Toll Rd Sub Lien Rfdg                            5.000           08/01/33            2,020,340
       2,105       Houston, TX Hotel Occupancy Tax & Spl Rev Convention &
                   Entmt Ser B (AMBAC Insd)                                         5.750           09/01/15            2,341,139
          95       Houston, TX Pub Impt & Rfdg (FSA Insd)                           5.750           03/01/15              104,403
         905       Houston, TX Pub Impt & Rfdg (Prerefunded 09/01/10) (FSA
                   Insd)                                                            5.750           03/01/15            1,001,735
       2,750       Lower CO Riv Auth TX Trasmission Contract Rev Svc Corp
                   Proj Rfdg (FGIC Insd)                                            5.000           05/15/33            2,796,970
       1,500
                   Mesquite, TX Hlth Fac Dev Retirement Fac Christian A             7.500           02/15/18            1,595,355
       1,100       Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp
                   Proj                                                             7.200           01/01/21            1,103,916
       1,750       North Cent TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas
                   (AMBAC Insd)                                                     5.250           08/15/32            1,833,160
       2,805
                   Tarrant Regl Wtr Dist TX Wtr Impt Rfdg (FSA Insd)                5.250           03/01/19            2,995,684
       3,297       Texas Mun Pwr Agy Rev (AMBAC Insd)                                   *           09/01/07            3,060,045
         228       Texas Mun Pwr Agy Rev (Escrowed to Maturity) (AMBAC Insd)            *           09/01/07              212,307
       1,610       Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation
                   Rfdg (FSA Insd)                                                  5.500           09/01/13            1,628,483
       1,000
                   Texas Tech Univ Rev Fin Sys Seventh (MBIA Insd)                  5.000           08/15/25            1,029,820
       1,500
                   Texas Wtr Dev Brd Rev St Revolving Fd Sr Lien Ser B              5.250           07/15/17            1,593,990
       1,000       Trinity River Auth TX Rev Tarrant Cnty Wtr Proj Impt &
                   Rfdg (MBIA Insd)                                                 5.500           02/01/21            1,091,110
       2,500       University TX Rev Fin Sys Ser B                                  5.250           08/15/20            2,672,625
                                                                                                                  ---------------
                                                                                                                       39,707,487
                                                                                                                  ---------------

                   UTAH  0.4%
       1,000       Salt Lake Cnty, UT College Rev Westminster College Proj          5.750           10/01/27            1,016,920
         105       Utah St Hsg Fin Agy Single Family Mtg Ser B Class 2 (AMT)
                   (FHA/VA Gtd)                                                     6.250           07/01/14              105,673
                                                                                                                  ---------------
                                                                                                                        1,122,593
                                                                                                                  ---------------

                   WASHINGTON  5.1%
       1,300       Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA
                   Insd)                                                            5.500           07/01/17            1,417,481
       2,500       Goat Hill Ppty WA Lease Rev Govt Office Bldg Proj (MBIA
                   Insd)                                                            5.000           12/01/33            2,554,650
       4,400       King Cnty, WA Ser B Rfdg (MBIA Insd)                             5.250           01/01/34            4,582,600
       3,000       Seattle, WA Wtr Sys Rev (MBIA Insd)                              5.000           09/01/34            3,075,780


       1,000       Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                       5.750           12/01/20            1,124,710
       2,100       Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                       5.750           12/01/21            2,361,891
                                                                                                                  ---------------
                                                                                                                       15,117,112
                                                                                                                  ---------------

                   WEST VIRGINIA  1.3%
       3,750       West Virginia Univ Rev Impt Univ Proj Ser C (FGIC Insd)          5.000           10/01/34            3,865,838
                                                                                                                  ---------------

                   WISCONSIN   2.1%
       2,345       Appleton, WI Wtrwks Rev Rfdg (FGIC Insd)                         5.375           01/01/19            2,534,664
       3,500       Milwaukee, WI Redev Auth Rev Milwaukee Pub Schs (AMBAC
                   Insd)                                                            5.125           08/01/22            3,671,745
                                                                                                                  ---------------
                                                                                                                        6,206,409
                                                                                                                  ---------------

                   GUAM  1.0%
       2,800       Guam Pwr Auth Rev Ser A (AMBAC Insd)                             5.250           10/01/34            2,949,940
                                                                                                                  ---------------

                   PUERTO RICO  0.4%
       1,000       Puerto Rico Indl Tourist Ed Med & Environmental Ctl Fac
                   Fin Auth Higher Ed Rev                                           5.375           02/01/19            1,034,930
                                                                                                                  ---------------

TOTAL INVESTMENTS    154.9%
   (Cost $433,286,777)                                                                                                455,095,161

OTHER ASSETS IN EXCESS OF LIABILITIES    1.3%                                                                           3,791,263

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (56.2%)                                                       (165,126,123)
                                                                                                                  ---------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                     $293,760,301
                                                                                                                  ===============

        Percentages are calculated as a percentage of net assets applicable to common shares.
*       Zero coupon bond
(a)     The Trust owns 100% of the bond issuance.
(b)
        All or a portion of these securities have been physically segregated in connection with open futures contracts.
(c)

        These securities are restricted and may be resold
        only in transactions exempt from registration
        which are normally those transactions with
        qualified institutional buyers. Restricted
        securities comprise 0.9% of net assets applicable
        to common shares.
(d)     Security purchased on a when-issued or delayed delivery
        basis.
(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
ACA    -American Capital Access
AGC    -AGC Insured Custody Certificates
AMBAC  -AMBAC Indemnity Corp.
AMT    -Alternative Minimum Tax
FGIC   -Financial Guaranty Insurance Co.
FHA/VA -Federal Housing Administration/Department of Veterans
        Affairs
FSA    -Financial Security Assurance Inc.

GNMA   -Government National Mortgage Association
MBIA   -Municipal Bond Investors Assurance Corp.
Radian -Radian Asset Assurance
XLCA   -XL Capital Assurance Inc.

Future contracts outstanding as of March 31, 2005.

                                                                                                      Unrealized
                                                                                                     Appreciation/
                                                                                     Contracts        Depreciation
SHORT CONTRACTS:
5-Year U.S. Treasury Note - June 2005 (Current Notional Value of $107,094 per
contract)                                                                                 712             $281,277
                                                                                          ---           ----------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005